N-2	Jun. 20, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001487428
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Horizon Technology Finance Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Sales Load (as a percentage of offering price)	1.75	%(1)
Offering Expenses (as a percentage of offering price)	0.17	%(2)
Dividend Reinvestment Plan Fees	—	(3)
Total Stockholder Transaction Expenses (as a percentage of offering price)	1.92%
Annual Expenses (as a Percentage of Net Assets Attributable to Common Stock)(4)
Base Management Fee	3.90	%(5)
Incentive Fee Payable Under the Investment Management Agreement	1.93	%(6)
Interest Payments on Borrowed Funds	11.92	%(7)
Other Expenses (estimated for the current fiscal year)	1.69	%(8)
Total Annual Expenses (estimated)	19.44	%(5)(9)

Sales Load [Percent]	1.75%
Dividend Reinvestment and Cash Purchase Fees
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.17%
Other Transaction Expense 2 [Percent]	1.92%
Management Fees [Percent]	3.90%
Interest Expenses on Borrowings [Percent]	11.92%
Incentive Fees [Percent]	1.93%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.69%
Net Expense over Assets [Percent]	19.44%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$180.36	$466.72	$676.35	$986.46

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary. The following table and example should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus supplement and the accompanying prospectus contain a reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in the Company.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” includes our overhead expenses, including payments under the Administration Agreement, based on our allocable portion of overhead and other expenses incurred by the Administrator in performing its obligations under the Administration Agreement. See “Investment Management and Administration Agreements — Administration Agreement” in the accompanying prospectus. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Company and compensation of independent directors.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	We are a specialty finance company that lends to and invests in development-stage companies in the technology, life science, healthcare information and services and sustainability industries, which we refer to as our “Target Industries.” Our investment objective is to maximize our investment portfolio’s total return by generating current income from the debt investments we make and capital appreciation from the warrants we receive when making such debt investments. We are focused on making secured debt investments, which we refer to collectively as “Venture Loans,” to venture capital and private equity backed companies and publicly traded companies in our Target Industries, which we refer to as “Venture Lending.” Our debt investments are typically secured by first liens or first liens behind a secured revolving line of credit, or collectively “Senior Term Loans.” Some of our debt investments may also be subordinated to term debt provided by third parties. Venture Lending is typically characterized by (1) the making of a secured debt investment after a venture capital or equity investment in the portfolio company has been made, which investment provides a source of cash to fund the portfolio company’s debt service obligations under the Venture Loan, (2) the senior priority of the Venture Loan which requires repayment of the Venture Loan prior to the equity investors realizing a return on their capital, (3) the amortization of the Venture Loan and (4) the lender’s receipt of warrants or other success fees with the making of the Venture Loan.
Risk [Text Block]

RISK FACTORS

Investing in our securities may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form 10-K our most recent Quarterly Report on Form 10-Q and any subsequent Quarterly Reports on Form 10-Q or Current Reports on Form 8-K we file after the date of this prospectus supplement, and all other information contained or incorporated by reference into this prospectus supplement, the accompanying prospectus, and any free writing prospectus, as updated by our subsequent filings under the Exchange Act. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. Each of the risk factors could materially adversely affect our business, financial condition and results of operations. In such case, our NAV and the trading price of our securities could decline, and you may lose all or part of your investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common stock outstanding prior to this offering
Outstanding Security, Held [Shares] | shares	36,043,815
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a Percentage of Net Assets Attributable to Common Stock
Net Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 180.36
Expense Example, Years 1 to 3	466.72
Expense Example, Years 1 to 5	676.35
Expense Example, Years 1 to 10	$ 986.46